Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 13 - RELATED PARTY TRANSACTIONS

Rental Revenue from Related Party and Rent Receivable - Related Party

The Company leases space of its commercial real property located in New Jersey to D.P. Capital Investments LLC, which is controlled by Wenzhao Lu, the Company’s chairman of the Board of Directors. The term of the related party lease agreement is five years commencing on May 1, 2021 and will expire on April 30, 2026.

For both the years ended December 31, 2024 and 2023, the related party rental revenue amounted to $50,400 and has been included in real property rental revenue on the accompanying consolidated statements of operations and comprehensive loss. At December 31, 2024 and 2023, the related party rent receivable totaled $0 and $124,500, respectively, which has been included in rent receivable on the accompanying consolidated balance sheets.

Services Provided by Related Party

From time to time, Wilbert Tauzin, a director of the Company, and his son provide consulting services to the Company. As compensation for professional services provided, the Company recognized consulting expenses of $63,644 and $86,528 for the years ended December 31, 2024 and 2023, respectively, which have been included in professional fees on the accompanying consolidated statements of operations and comprehensive loss. As of both December 31, 2024 and 2023, the accrued and unpaid services charge related to this director’s son amounted to $15,000, which have been included in accrued professional fees on the accompanying consolidated balance sheets.

Accrued Liabilities and Other Payables - Related Parties

In 2017, the Company acquired Beijing Genexosome for a cash payment of $450,000. As of both December 31, 2024 and 2023, the unpaid acquisition consideration of $100,000, was payable to Dr. Yu Zhou, former director and former co-chief executive officer and 40% owner of Genexosome, and has been included in accrued liabilities and other payables - related parties on the accompanying consolidated balance sheets.

From time to time, Lab Services MSO paid shared expense on behalf of the Company. In addition, Lab Services MSO made a payment of $566,667 for equity method investment payable on behalf of the Company in the year ended December 31, 2024. As of December 31, 2024 and 2023, the balance due to Lab Services MSO amounted to $632,916 and $72,746, respectively, which has been included in accrued liabilities and other payables - related parties on the accompanying consolidated balance sheets.

As of December 31, 2024 and 2023, $0 and $33,712 of accrued and unpaid interest related to borrowings from Wenzhao Lu, the Company’s chairman of the Board of Directors, respectively, have been included in accrued liabilities and other payables - related parties on the accompanying consolidated balance sheets.

Borrowings from Related Party

Line of Credit

On August 29, 2019, the Company entered into a Line of Credit Agreement (the “Line of Credit Agreement”) providing the Company with a $20 million line of credit (the “Line of Credit”) from Mr. Lu, the Company’s chairman of the Board of Directors. The Line of Credit allowed the Company to request loans thereunder and to use the proceeds of such loans for working capital and operating expense purposes until the facility matured on December 31, 2024. The loans are unsecured and are not convertible into equity of the Company. Loans drawn under the Line of Credit bear interest at an annual rate of 5% and each individual loan is payable three years from the date of issuance. The Company has a right to draw down on the line of credit and not at the discretion of Mr. Lu, the related party lender. The Company may, at its option, prepay any borrowings under the Line of Credit, in whole or in part at any time prior to maturity, without premium or penalty. The Line of Credit Agreement includes customary events of default. If any such event of default occurs, Mr. Lu may declare all outstanding loans under the Line of Credit to be due and payable immediately.

In the years ended December 31, 2024 and 2023, activity recorded for the Line of Credit is summarized in the following table:

Outstanding principal under the Line of Credit at January 1, 2023	$-
Draw down from Line of Credit	850,000
Outstanding principal under the Line of Credit at December 31, 2023	850,000
Repayment of Line of Credit	(400,000)
Reclassification of Line of Credit to advance from related party	(450,000)
Outstanding principal under the Line of Credit at December 31, 2024	$-

For the years ended December 31, 2024 and 2023, the interest expense related to related party borrowing amounted to $42,445 and $33,712, respectively, and has been reflected as interest expense - related party on the accompanying consolidated statements of operations and comprehensive loss.

As of December 31, 2024 and 2023, the related accrued and unpaid interest for Line of Credit was $0 and $33,712, respectively, and has been included in accrued liabilities and other payables - related parties on the accompanying consolidated balance sheets.

Membership Interest Purchase Agreement

On November 17, 2023, the Company entered into a Membership Interest Purchase Agreement (the “Purchase Agreement”) with Mr. Lu, the Company’s chairman of the Board of Directors, pursuant to which (i) Mr. Lu will acquire from the Company 30% of the total outstanding membership interests of Avalon RT 9, a wholly owned subsidiary of the Company, for a cash purchase price of $3,000,000 (the “Acquisition”), and (ii) for a period of twelve months following the closing of the Acquisition, Mr. Lu shall have the option to purchase from the Company up to an additional 70% of the outstanding membership interests of Avalon RT 9 for a purchase price of up to $7,000,000 (the “Option”), subject to the terms and conditions of a membership interest purchase agreement to be negotiated and entered into between the Purchaser and the Company at such time that the Purchaser desires to exercise the Option. The Company received $3,108,106 and $485,714 from Wenzhao Lu as of December 31, 2024 and 2023, respectively, which was recorded as advance from pending sale of noncontrolling interest - related party on the accompanying consolidated balance sheets. The Acquisition is expected to be closed in the fourth quarter of 2025.